OBLIGATIONS UNDER FINANCE LEASES	12 Months Ended
Dec. 31, 2012
OBLIGATIONS UNDER FINANCE LEASES [Abstract]
OBLIGATIONS UNDER FINANCE LEASES
18.	OBLIGATIONS UNDER FINANCE LEASES

The Company has entered into finance leases for certain electronic equipment with 3-year payment terms. The following is an analysis of the leased property under finance lease:

December 31, 2012
Electronic equipment	19,696
Less: Accumulated depreciation	(7,112)

Total	12,584

The following is a schedule of future minimum lease payments under finance leases together with the present value of the net minimum lease payments as of December 31, 2012:

December 31, 2012

2013	7,233
2014	1,407
Total minimum lease payments	8,640

Less: Amount representing interest	(360)

Present value of net minimum lease payments	8,280

Analysis as:
Current	6,660
Non Current	1,620

8,280

The above finance lease obligations are included in finance lease liabilities in the balance sheet.